Commitment And Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Other accrued liabilities	$ 162,000	$ 183,000
Leasehold incentive liability	246,000
Rent expense	523,000	$ 694,000
Capital lease for equipment, outstanding balance	$ 90,000